Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Goodwill [Abstract]
Goodwill impairment
Business Combination Segment Allocation [Line Items]
Foreign exchange differences	(1)	(1)
Impairment - metallic division	(317)	(317)
Goodwill	392	392	392
Electronic Products [Member]
Business Combination Segment Allocation [Line Items]
Goodwill	393	393
Metallic Parts [Member]
Business Combination Segment Allocation [Line Items]
Goodwill	$ 317	$ 317